Accounts Receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivables [abstract]
Credit cards	$ 56,446	$ 64,420
Travel agencies and airlines clearing house	32,978	36,640
Cargo and other travel agencies	11,766	6,798
Government	6,342	6,216
Trade receivables from related parties	223	318
Other	14,533	7,366
Total accounts receivable	122,288	121,758
Allowance for expected credit losses	(5,057)	(3,673)
Trade and other receivables	117,231	118,085
Trade and other receivables current and non - current
Current	116,054	115,641
Non - current	1,177	2,444
Trade and other receivables	$ 117,231	$ 118,085